Consolidated Reinsurance (Consolidated Reinsurance) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct Premiums, Life Insurance in Force	$ 4,098,780	$ 4,080,869	$ 3,977,372
Ceded Premiums, Life Insurance in Force	481,028	546,122	529,674
Assumed Premiums, Life Insurance in Force	613,693	593,722	646,539
Premiums, Net, Life Insurance in Force	$ 4,231,445	$ 4,128,469	$ 4,094,237
Life Insurance in Force Premiums, Percentage Assumed to Net	14.50%	14.40%	15.80%
Consolidated Reinsurance
Gross Amount	$ 37,975	$ 37,044	$ 37,614
Ceded	2,136	2,023	2,077
Assumed	1,363	1,382	1,433
Premiums	$ 37,202	$ 36,403	$ 36,970
% Amount Assumed to Net	3.70%	3.80%	3.90%
Life insurance (1)
Consolidated Reinsurance
Gross Amount	$ 20,857	$ 20,854	$ 21,157
Ceded	1,614	1,570	1,666
Assumed	1,089	1,150	1,185
Premiums	$ 20,332	$ 20,434	$ 20,676
% Amount Assumed to Net	5.40%	5.60%	5.70%
Accident & health insurance
Consolidated Reinsurance
Gross Amount	$ 13,551	$ 12,677	$ 12,998
Ceded	447	377	331
Assumed	257	219	239
Premiums	$ 13,361	$ 12,519	$ 12,906
% Amount Assumed to Net	1.90%	1.70%	1.90%
Property & casualty insurance
Consolidated Reinsurance
Gross Amount	$ 3,567	$ 3,513	$ 3,459
Ceded	75	76	80
Assumed	17	13	9
Premiums	$ 3,509	$ 3,450	$ 3,388
% Amount Assumed to Net	0.50%	0.40%	0.30%